Summary of Significant Accounting Policies - Additional Information (Detail)	10 Months Ended
Dec. 31, 2021 USD ($)
Accounting Policies [Line Items]
Cash Equivalents, at Carrying Value	$ 0
Unrecognized tax benefits	0
Unrecognized tax benefits, accrued interests and penalties	0
Cash, FDIC Insured Amount	250,000
Deferred underwriting fee	7,700,000
Accrued legal expense	1,514,044
Accrued printing expense	5,000
Accrued due diligence expense	385,000
Accrued regulatory filing fee	70,000
Accrued accounting expense	793
Common Class A [Member] | IPO [Member]
Accounting Policies [Line Items]
Transaction costs incurred in connection with initial public offering	12,488,190
Deferred offering costs	388,190
Underwriting fee	4,400,000
Deferred underwriting fee	$ 7,700,000